Schedule of Investments(a)
Invesco Bloomberg Pricing Power ETF (POWA)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Consumer Discretionary-12.96%
AutoZone, Inc.(b)	908	$3,590,532
Best Buy Co., Inc.	52,237	4,141,349
Darden Restaurants, Inc.	18,193	3,267,099
Home Depot, Inc. (The)	9,396	3,353,620
Lowe’s Cos., Inc.	14,681	3,559,849
O’Reilly Automotive, Inc.(b)	36,300	3,691,710
Tractor Supply Co.(c)	61,858	3,388,581
		24,992,740
Consumer Staples-13.06%
Archer-Daniels-Midland Co.	62,164	3,775,841
Costco Wholesale Corp.	3,795	3,467,074
Hormel Foods Corp.(c)	131,812	3,059,357
Kroger Co. (The)(c)	52,558	3,536,102
PepsiCo, Inc.	25,046	3,725,342
Sysco Corp.	46,619	3,552,368
Walmart, Inc.	36,806	4,067,431
		25,183,515
Financials-1.92%
MSCI, Inc.	6,574	3,705,895
Health Care-26.86%
Cardinal Health, Inc.	24,682	5,239,001
Cencora, Inc.	12,431	4,586,169
Cooper Cos., Inc. (The)(b)(c)	51,361	4,002,563
Danaher Corp.	17,857	4,049,610
ICON PLC(b)	20,943	3,874,455
IQVIA Holdings, Inc.(b)	19,657	4,521,307
McKesson Corp.	5,370	4,731,614
Mettler-Toledo International, Inc.(b)(c)	2,866	4,232,279
Neurocrine Biosciences, Inc.(b)(c)	28,335	4,311,454
STERIS PLC	15,128	4,028,284
Waters Corp.(b)	12,722	5,132,309
Zoetis, Inc.	24,082	3,086,831
		51,795,876
Industrials-18.67%
AMETEK, Inc.	20,591	4,074,753
Cummins, Inc.(c)	9,525	4,743,259
Fastenal Co.	76,205	3,078,682
General Dynamics Corp.	11,890	4,061,981
HEICO Corp.(c)	12,287	3,893,873
Otis Worldwide Corp.(c)	42,360	3,763,686
Quanta Services, Inc.	10,043	4,668,790
Rollins, Inc.	64,599	3,971,547
Xylem, Inc.	26,610	3,743,229
		35,999,800
	Shares	Value
Information Technology-22.91%
Accenture PLC, Class A	14,802	$3,700,500
Adobe, Inc.(b)	10,681	3,419,309
Autodesk, Inc.(b)	13,080	3,967,687
Flex Ltd.(b)	76,886	4,544,731
Gartner, Inc.(b)	15,458	3,597,695
Jabil, Inc.(c)	18,501	3,898,346
KLA Corp.	4,298	5,052,170
Microsoft Corp.	7,464	3,672,363
PTC, Inc.(b)	17,901	3,140,372
Roper Technologies, Inc.	6,984	3,116,401
ServiceNow, Inc.(b)	4,240	3,444,618
Synopsys, Inc.(b)	6,280	2,625,103
		44,179,295
Materials-1.64%
International Paper Co.(c)	80,307	3,170,520
Real Estate-1.85%
Iron Mountain, Inc.	41,353	3,570,832
Total Common Stocks & Other Equity Interests (Cost $165,648,452)		192,598,473
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $97,542)	97,542	97,542
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $165,745,994)		192,696,015
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.81%
Invesco Private Government Fund, 4.00%(d)(e)(f)	3,300,285	3,300,285
Invesco Private Prime Fund, 4.12%(d)(e)(f)	7,891,363	7,893,730
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,194,015)		11,194,015
TOTAL INVESTMENTS IN SECURITIES-105.73% (Cost $176,940,009)		203,890,030
OTHER ASSETS LESS LIABILITIES-(5.73)%		(11,047,955)
NET ASSETS-100.00%		$192,842,075

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Pricing Power ETF (POWA)—(continued)
November 30, 2025
(Unaudited)

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$152,543	$335,838	$(390,839)	$-	$-	$97,542	$497
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,820	49,452,306	(46,160,841)	-	-	3,300,285	38,737 *
Invesco Private Prime Fund	7,993,424	86,663,456	(86,762,762)	(158)	(230)	7,893,730	100,719 *
Total	$8,154,787	$136,451,600	$(133,314,442)	$(158)	$(230)	$11,291,557	$139,953

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
November 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Communication Services-14.50%
Alphabet, Inc., Class A	153,110	$49,022,760
AT&T, Inc.	238,810	6,213,836
Charter Communications, Inc., Class A(b)(c)	3,213	642,986
Comcast Corp., Class A	175,736	4,690,394
EchoStar Corp., Class A(b)(c)	21,685	1,589,294
Electronic Arts, Inc.	3,472	701,448
Fox Corp., Class A(c)	10,780	706,090
Frontier Communications Parent, Inc.(b)	6,431	243,863
GCI Liberty, Inc., Class C(b)	351	11,695
GCI Liberty, Inc., Rts., expiring 12/17/2025(b)	134	831
Liberty Broadband Corp., Class C(b)	1,750	81,007
Liberty Global Ltd., Class A (Belgium)(b)	68,418	780,649
Liberty Media Corp.-Liberty Formula One(b)(c)	1,941	186,297
Live Nation Entertainment, Inc.(b)	1,509	198,358
Lumen Technologies, Inc.(b)	89,945	729,454
Match Group, Inc.	6,399	213,151
Meta Platforms, Inc., Class A	24,069	15,595,509
Netflix, Inc.(b)	17,950	1,931,061
News Corp., Class A	11,862	304,616
Nexstar Media Group, Inc., Class A	1,325	254,585
Omnicom Group, Inc.(c)	5,422	388,324
Paramount Skydance Corp.(c)	58,834	942,521
Pinterest, Inc., Class A(b)	7,593	198,329
Sirius XM Holdings, Inc.(c)	10,906	231,862
TEGNA, Inc.	10,355	202,130
Telephone and Data Systems, Inc.	5,648	227,445
T-Mobile US, Inc.	8,233	1,720,779
Trade Desk, Inc. (The), Class A(b)	2,223	87,942
Verizon Communications, Inc.	152,741	6,279,182
Walt Disney Co. (The)	35,291	3,686,851
Warner Bros. Discovery, Inc.(b)	146,552	3,517,248
		101,580,497
Consumer Discretionary-11.49%
Adient PLC(b)(c)	14,784	287,697
Airbnb, Inc., Class A(b)	6,899	807,114
Amazon.com, Inc.(b)	75,335	17,569,629
Aptiv PLC(b)	12,487	968,367
Aramark	7,171	266,546
Asbury Automotive Group, Inc.(b)(c)	1,135	263,967
Autoliv, Inc. (Sweden)	2,798	330,136
AutoNation, Inc.(b)	1,496	316,090
AutoZone, Inc.(b)	177	699,916
Bath & Body Works, Inc.	5,079	88,425
Best Buy Co., Inc.	9,183	728,028
Booking Holdings, Inc.	336	1,651,336
BorgWarner, Inc.	11,518	495,965
Burlington Stores, Inc.(b)	798	201,280
Caesars Entertainment, Inc.(b)(c)	8,771	204,101
CarMax, Inc.(b)(c)	6,659	257,437
Carnival Corp.(b)	29,774	767,574
Carvana Co.(b)	583	218,334
Chewy, Inc., Class A(b)	4,858	168,913
Chipotle Mexican Grill, Inc.(b)	7,745	267,357
Coupang, Inc. (South Korea)(b)	13,313	374,894
Crocs, Inc.(b)(c)	1,478	125,600
D.R. Horton, Inc.	8,834	1,404,694
Darden Restaurants, Inc.	1,827	328,093
Deckers Outdoor Corp.(b)	1,604	141,200
Dick’s Sporting Goods, Inc.	1,952	403,225
DoorDash, Inc., Class A(b)	1,612	319,772
eBay, Inc.	10,243	848,018
	Shares	Value
Consumer Discretionary-(continued)
Expedia Group, Inc.	3,483	$890,568
Flutter Entertainment PLC (United Kingdom)(b)	1,346	281,058
Ford Motor Co.	364,387	4,839,059
Gap, Inc. (The)	7,867	212,960
Garmin Ltd.	1,456	284,386
General Motors Co.	110,773	8,144,031
Genuine Parts Co.	3,697	482,089
Goodyear Tire & Rubber Co. (The)(b)(c)	26,917	233,101
Group 1 Automotive, Inc.	610	244,634
Harley-Davidson, Inc.	9,509	232,875
Hilton Worldwide Holdings, Inc.	2,147	611,959
Home Depot, Inc. (The)	11,250	4,015,350
Hyatt Hotels Corp., Class A	2,142	352,123
KB Home	3,750	241,238
Kohl’s Corp.(c)	35,333	868,838
Las Vegas Sands Corp.	15,199	1,035,964
Lear Corp.	4,725	507,276
Lennar Corp., Class A	11,585	1,521,111
Lithia Motors, Inc., Class A	1,494	476,347
LKQ Corp.	8,958	265,963
Lowe’s Cos., Inc.	8,495	2,059,868
lululemon athletica, Inc.(b)	1,372	252,695
Macy’s, Inc.	32,537	727,527
Marriott International, Inc., Class A	3,106	946,678
Mattel, Inc.(b)	9,664	204,104
McDonald’s Corp.	5,544	1,728,730
MercadoLibre, Inc. (Brazil)(b)	281	582,170
MGM Resorts International(b)(c)	13,524	477,262
Mohawk Industries, Inc.(b)	2,403	278,508
Murphy USA, Inc.	605	232,967
Newell Brands, Inc.	32,334	118,019
NIKE, Inc., Class B	30,441	1,967,402
Norwegian Cruise Line Holdings Ltd.(b)	12,451	229,845
NVR, Inc.(b)	65	487,974
O’Reilly Automotive, Inc.(b)	6,618	673,051
Pool Corp.	541	131,788
PulteGroup, Inc.	5,870	746,605
PVH Corp.	3,416	289,540
Ralph Lauren Corp.	951	349,331
Ross Stores, Inc.	4,101	723,252
Royal Caribbean Cruises Ltd.	2,144	570,840
Service Corp. International	2,439	193,730
Signet Jewelers Ltd.(c)	3,445	345,051
Starbucks Corp.	12,458	1,085,216
Tapestry, Inc.	3,985	435,481
Taylor Morrison Home Corp., Class A(b)	3,484	218,412
Tesla, Inc.(b)	7,300	3,140,241
Thor Industries, Inc.	2,564	270,810
TJX Cos., Inc. (The)	11,819	1,795,543
Toll Brothers, Inc.	3,553	496,816
TopBuild Corp.(b)	751	339,828
Tractor Supply Co.	7,476	409,535
Ulta Beauty, Inc.(b)	876	472,015
V.F. Corp.	12,406	217,105
Whirlpool Corp.	3,823	295,709
Williams-Sonoma, Inc.(c)	1,715	308,717
Wynn Resorts Ltd.	1,744	224,418
Yum! Brands, Inc.	1,211	185,537
		80,456,958
Consumer Staples-7.53%
Albertson’s Cos., Inc., Class A	33,876	620,947
Altria Group, Inc.	32,333	1,907,970
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Andersons, Inc. (The)	4,654	$239,681
Archer-Daniels-Midland Co.	39,307	2,387,507
BJ’s Wholesale Club Holdings, Inc., Class C(b)	2,614	233,247
Brown-Forman Corp., Class B(c)	5,799	168,055
Bunge Global S.A.	12,046	1,157,259
Campbell’s Co. (The)(c)	5,713	174,132
Casey’s General Stores, Inc.	603	343,987
Church & Dwight Co., Inc.	2,646	225,333
Clorox Co. (The)	1,584	170,977
Coca-Cola Co. (The)	35,684	2,609,214
Colgate-Palmolive Co.	9,495	763,303
Conagra Brands, Inc.	20,559	366,978
Constellation Brands, Inc., Class A	2,741	373,818
Costco Wholesale Corp.	4,534	4,142,217
Darling Ingredients, Inc.(b)	5,515	201,904
Dollar General Corp.	8,284	907,015
Dollar Tree, Inc.(b)(c)	6,727	745,419
Estee Lauder Cos., Inc. (The), Class A	7,353	691,697
General Mills, Inc.	16,939	802,062
Hershey Co. (The)	3,206	602,985
Hormel Foods Corp.	12,996	301,637
Ingredion, Inc.	1,737	186,797
J.M. Smucker Co. (The)	3,189	332,230
Kellanova	3,710	310,305
Kenvue, Inc.	27,298	473,620
Keurig Dr Pepper, Inc.	25,270	705,033
Kimberly-Clark Corp.	5,164	563,496
Kraft Heinz Co. (The)	60,520	1,543,865
Kroger Co. (The)	33,052	2,223,739
Lamb Weston Holdings, Inc.	3,533	208,659
Maplebear, Inc.(b)	5,030	211,310
McCormick & Co., Inc.	3,734	251,970
Molson Coors Beverage Co., Class B	9,913	461,054
Mondelez International, Inc., Class A	25,842	1,487,724
Monster Beverage Corp.(b)	7,880	590,921
PepsiCo, Inc.	22,964	3,415,665
Performance Food Group Co.(b)(c)	8,034	779,860
Philip Morris International, Inc.	11,417	1,797,949
Post Holdings, Inc.(b)	2,045	212,741
Procter & Gamble Co. (The)	29,232	4,331,013
Sysco Corp.	17,340	1,321,308
Target Corp.	21,330	1,932,925
Tyson Foods, Inc., Class A	18,661	1,083,271
United Natural Foods, Inc.(b)	10,976	409,515
US Foods Holding Corp.(b)	7,674	603,714
Walmart, Inc.	64,948	7,177,404
		52,753,432
Energy-8.90%
Antero Resources Corp.(b)	5,217	190,055
APA Corp.	25,966	648,371
Baker Hughes Co., Class A	24,189	1,214,288
Cheniere Energy, Inc.	3,928	818,831
Chevron Corp.	69,832	10,553,653
Chord Energy Corp.	4,175	391,866
Civitas Resources, Inc.	13,757	404,043
ConocoPhillips	42,185	3,741,388
Coterra Energy, Inc.	23,492	630,525
Delek US Holdings, Inc.(c)	9,173	354,720
Devon Energy Corp.	24,955	924,832
Diamondback Energy, Inc.	5,399	823,833
EOG Resources, Inc.	18,230	1,966,105
Expand Energy Corp.	3,375	411,514
	Shares	Value
Energy-(continued)
Exxon Mobil Corp.	139,049	$16,118,560
Halliburton Co.	38,938	1,020,954
HF Sinclair Corp.	17,482	924,973
Kinder Morgan, Inc.	43,049	1,176,099
Marathon Petroleum Corp.	22,378	4,335,290
Matador Resources Co.	5,633	238,839
Murphy Oil Corp.	12,759	409,181
Northern Oil and Gas, Inc.(c)	6,026	134,922
NOV, Inc.	21,835	335,386
Occidental Petroleum Corp.	39,267	1,649,214
ONEOK, Inc.	12,548	913,745
Ovintiv, Inc.	16,759	686,449
Patterson-UTI Energy, Inc.	36,750	213,518
PBF Energy, Inc., Class A	16,910	583,057
Peabody Energy Corp.(c)	12,050	328,242
Permian Resources Corp.	24,777	359,019
Phillips 66	23,089	3,162,269
SLB Ltd.	42,965	1,557,052
SM Energy Co.(c)	9,326	177,660
Targa Resources Corp.	3,456	605,871
TechnipFMC PLC (United Kingdom)	8,635	390,820
Valero Energy Corp.	20,215	3,573,203
World Kinect Corp.(c)	16,870	391,047
		62,359,394
Financials-8.12%
Affiliated Managers Group, Inc.	1,171	314,800
Allstate Corp. (The)	7,362	1,567,959
American Express Co.	9,598	3,505,861
American Financial Group, Inc.	2,243	308,906
Aon PLC, Class A	1,832	648,381
Arch Capital Group Ltd.(b)	10,348	971,884
Assurant, Inc.	1,688	385,134
Berkshire Hathaway, Inc., Class B(b)	33,114	17,014,304
Blackstone, Inc., Class A	7,523	1,101,518
Block, Inc., Class A(b)	12,213	815,828
Brown & Brown, Inc.	1,803	145,015
Cboe Global Markets, Inc.	1,183	305,415
Chubb Ltd.	9,971	2,953,211
Cincinnati Financial Corp.	3,608	604,665
Corpay, Inc.(b)	1,036	306,449
Everest Group Ltd.	1,695	532,722
Fidelity National Information Services, Inc.	13,425	882,962
First American Financial Corp.	3,399	223,518
Fiserv, Inc.(b)	10,348	636,092
Franklin Resources, Inc.	11,326	255,854
Hartford Insurance Group, Inc. (The)	8,516	1,166,948
Invesco Ltd.(d)	26,264	642,155
Janus Henderson Group PLC	5,111	223,402
LPL Financial Holdings, Inc.	661	235,342
Markel Group, Inc.(b)	343	713,591
Marsh & McLennan Cos., Inc.	4,549	834,514
Mastercard, Inc., Class A	4,767	2,624,377
Moody’s Corp.	1,042	511,393
MSCI, Inc.	419	236,199
Nasdaq, Inc.	3,946	358,770
NU Holdings Ltd., Class A (Brazil)(b)	26,149	454,731
Old Republic International Corp.	10,193	469,897
OneMain Holdings, Inc.	6,748	418,578
PayPal Holdings, Inc.	25,024	1,568,755
Progressive Corp. (The)	7,819	1,788,909
RenaissanceRe Holdings Ltd. (Bermuda)	2,147	560,732
S&P Global, Inc.	2,982	1,487,511
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Selective Insurance Group, Inc.	1,904	$149,578
StoneX Group, Inc.(b)(c)	8,996	815,128
T. Rowe Price Group, Inc.	5,220	534,424
TPG, Inc.(c)	3,563	210,502
Tradeweb Markets, Inc., Class A	1,262	137,381
Travelers Cos., Inc. (The)	6,078	1,780,003
Visa, Inc., Class A	13,351	4,465,108
W.R. Berkley Corp.	6,395	496,828
Willis Towers Watson PLC	1,562	501,402
		56,866,636
Health Care-14.30%
Abbott Laboratories	16,209	2,089,340
AbbVie, Inc.	18,623	4,240,457
Agilent Technologies, Inc.	3,852	591,282
Align Technology, Inc.(b)	982	144,541
Amgen, Inc.	5,917	2,044,087
Avantor, Inc.(b)	15,557	182,484
Baxter International, Inc.	11,558	216,597
Becton, Dickinson and Co.	6,112	1,185,850
Biogen, Inc.(b)	3,994	727,267
Bio-Rad Laboratories, Inc., Class A(b)(c)	749	243,320
Boston Scientific Corp.(b)	6,627	673,171
Bristol-Myers Squibb Co.	51,751	2,546,149
Cardinal Health, Inc.	15,526	3,295,549
Cencora, Inc.	10,589	3,906,600
Centene Corp.(b)	38,421	1,511,482
Charles River Laboratories International, Inc.(b)	1,175	209,314
Cigna Group (The)	13,763	3,816,205
Cooper Cos., Inc. (The)(b)	2,599	202,540
CVS Health Corp.	97,124	7,804,885
Danaher Corp.	9,869	2,238,092
DaVita, Inc.(b)(c)	2,725	326,128
DexCom, Inc.(b)	2,649	168,132
Edwards Lifesciences Corp.(b)	4,531	392,702
Elanco Animal Health, Inc.(b)(c)	13,793	320,963
Elevance Health, Inc.	7,733	2,615,765
Eli Lilly and Co.	2,084	2,241,279
GE HealthCare Technologies, Inc.	6,339	507,057
Gilead Sciences, Inc.	17,885	2,250,648
HCA Healthcare, Inc.	3,781	1,921,844
Henry Schein, Inc.(b)	3,324	247,871
Hologic, Inc.(b)	5,367	402,364
Humana, Inc.	6,388	1,569,979
IDEXX Laboratories, Inc.(b)	391	294,376
Illumina, Inc.(b)	2,002	263,163
Incyte Corp.(b)	5,076	530,239
Intuitive Surgical, Inc.(b)	873	500,648
IQVIA Holdings, Inc.(b)	3,795	872,888
Jazz Pharmaceuticals PLC(b)	2,037	359,592
Johnson & Johnson	35,837	7,415,392
Labcorp Holdings, Inc.	1,813	487,298
McKesson Corp.	5,386	4,745,712
Medtronic PLC	28,922	3,046,354
Merck & Co., Inc.	48,364	5,069,998
Mettler-Toledo International, Inc.(b)	172	253,996
Molina Healthcare, Inc.(b)	1,714	254,118
Pfizer, Inc.	174,056	4,480,201
Quest Diagnostics, Inc.	2,028	383,657
Regeneron Pharmaceuticals, Inc.	2,100	1,638,399
ResMed, Inc.	1,108	283,460
STERIS PLC	1,064	283,322
	Shares	Value
Health Care-(continued)
Stryker Corp.	2,275	$844,434
Teleflex, Inc.	1,392	159,273
Tenet Healthcare Corp.(b)	2,982	646,617
Thermo Fisher Scientific, Inc.	5,423	3,204,071
United Therapeutics Corp.(b)	962	467,532
UnitedHealth Group, Inc.	28,592	9,428,784
Universal Health Services, Inc., Class B	2,184	532,088
Veeva Systems, Inc., Class A(b)	729	175,171
Vertex Pharmaceuticals, Inc.(b)	1,233	534,641
Viatris, Inc.	80,328	858,706
West Pharmaceutical Services, Inc.	917	254,238
Zimmer Biomet Holdings, Inc.	5,246	511,590
Zoetis, Inc.	3,930	503,747
		100,117,649
Industrials-9.53%
3M Co.	6,364	1,094,926
A.O. Smith Corp.	2,433	160,529
AECOM	2,867	295,674
AGCO Corp.	2,310	244,768
AMETEK, Inc.	2,077	411,018
API Group Corp.(b)	6,209	245,628
Automatic Data Processing, Inc.	3,102	791,941
Avis Budget Group, Inc.(b)(c)	3,746	509,006
Boise Cascade Co.	2,037	155,301
Booz Allen Hamilton Holding Corp.	2,086	174,098
Broadridge Financial Solutions, Inc.	1,059	241,547
Builders FirstSource, Inc.(b)	4,405	494,373
C.H. Robinson Worldwide, Inc.	2,628	417,510
CACI International, Inc., Class A(b)	378	233,264
Carlisle Cos., Inc.	879	279,584
Carrier Global Corp.	8,957	491,560
Caterpillar, Inc.	8,886	5,116,203
Cintas Corp.	1,840	342,277
CNH Industrial N.V.(c)	20,307	191,495
Copart, Inc.(b)	3,877	151,125
Core & Main, Inc., Class A(b)	4,687	226,570
CSX Corp.	35,113	1,241,596
Cummins, Inc.	2,188	1,089,580
Deere & Co.	3,900	1,811,511
Delta Air Lines, Inc.	6,414	411,137
Dover Corp.	1,713	317,385
Eaton Corp. PLC	3,623	1,253,159
EMCOR Group, Inc.	667	410,252
Emerson Electric Co.	7,636	1,018,490
Equifax, Inc.	864	183,488
Expeditors International of Washington, Inc.	2,729	400,890
Fastenal Co.	8,041	324,856
FedEx Corp.	9,185	2,532,121
Ferguson Enterprises, Inc.	3,624	912,052
Fluor Corp.(b)	6,258	268,656
Fortive Corp.	5,661	302,750
Fortune Brands Innovations, Inc.	3,122	161,189
General Dynamics Corp.	4,682	1,599,512
General Electric Co.	8,305	2,478,627
GXO Logistics, Inc.(b)(c)	4,574	232,085
Hertz Global Holdings, Inc.(b)(c)	56,256	294,781
Honeywell International, Inc.	7,994	1,536,367
Howmet Aerospace, Inc.	1,771	362,329
Hubbell, Inc.	516	222,618
Huntington Ingalls Industries, Inc.	1,127	353,450
Illinois Tool Works, Inc.	3,215	801,435
Ingersoll Rand, Inc.	4,332	348,033
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
J.B. Hunt Transport Services, Inc.	1,916	$333,307
Jacobs Solutions, Inc.	2,629	354,415
Johnson Controls International PLC	9,343	1,086,684
Knight-Swift Transportation Holdings, Inc.	5,428	248,602
L3Harris Technologies, Inc.	3,584	998,825
Leidos Holdings, Inc.	2,287	437,046
Lockheed Martin Corp.	4,948	2,265,491
ManpowerGroup, Inc.	5,917	170,173
Masco Corp.	3,885	252,020
MasTec, Inc.(b)	1,166	249,384
Norfolk Southern Corp.	2,908	849,398
Northrop Grumman Corp.	2,794	1,598,866
Old Dominion Freight Line, Inc.	1,838	248,663
Oshkosh Corp.	2,025	259,565
Otis Worldwide Corp.	3,522	312,930
Owens Corning	2,768	313,448
PACCAR, Inc.	12,085	1,274,001
Parker-Hannifin Corp.	1,139	981,476
Paychex, Inc.	2,414	269,620
Pentair PLC	1,688	177,645
Quanta Services, Inc.	1,422	661,059
Regal Rexnord Corp.	1,566	228,620
Republic Services, Inc.	1,902	412,848
Rockwell Automation, Inc.	1,129	446,926
RTX Corp.	26,982	4,719,422
Ryder System, Inc.	2,360	408,776
Science Applications International Corp.	1,605	138,367
Snap-on, Inc.	875	297,544
SS&C Technologies Holdings, Inc.	3,873	332,846
Stanley Black & Decker, Inc.	5,705	408,022
Textron, Inc.	5,916	491,975
Trane Technologies PLC	1,692	713,144
TransDigm Group, Inc.	363	493,742
TransUnion	1,858	158,023
Uber Technologies, Inc.(b)	12,254	1,072,715
UFP Industries, Inc.	1,872	174,077
Union Pacific Corp.	7,018	1,626,983
United Airlines Holdings, Inc.(b)	4,021	409,981
United Parcel Service, Inc., Class B	25,598	2,452,032
United Rentals, Inc.	1,129	920,338
Verisk Analytics, Inc.	777	174,879
Vertiv Holdings Co., Class A	2,323	417,513
W.W. Grainger, Inc.	472	447,753
Wabtec Corp.	2,433	507,402
Waste Connections, Inc.(c)	2,097	370,225
Waste Management, Inc.	3,941	858,626
Watsco, Inc.	429	148,606
WESCO International, Inc.	2,381	636,703
Xylem, Inc.	2,895	407,240
ZIM Integrated Shipping Services Ltd. (Israel)(c)	19,298	393,872
		66,748,564
Information Technology-20.57%
Accenture PLC, Class A	8,344	2,086,000
Adobe, Inc.(b)	4,770	1,527,020
Advanced Micro Devices, Inc.(b)	12,981	2,823,757
Akamai Technologies, Inc.(b)	3,810	341,071
Amdocs Ltd.	2,699	206,420
Amkor Technology, Inc.	10,386	377,947
Amphenol Corp., Class A	7,096	999,826
Apple, Inc.	124,190	34,630,381
Applied Materials, Inc.	10,407	2,625,166
	Shares	Value
Information Technology-(continued)
AppLovin Corp., Class A(b)	818	$490,375
Arista Networks, Inc.(b)	4,019	525,203
Arrow Electronics, Inc.(b)(c)	3,999	431,932
Autodesk, Inc.(b)	980	297,273
Avnet, Inc.	7,680	364,877
Broadcom, Inc.	22,779	9,179,026
Cadence Design Systems, Inc.(b)	901	280,968
CDW Corp.	2,287	329,831
Cisco Systems, Inc.	59,248	4,558,541
Cognizant Technology Solutions Corp., Class A	8,753	680,196
Coherent Corp.(b)	2,251	369,749
Corning, Inc.	11,400	959,880
Dell Technologies, Inc., Class C	14,301	1,907,038
DocuSign, Inc.(b)	2,219	153,888
Dropbox, Inc., Class A(b)	7,058	210,893
DXC Technology Co.(b)	20,965	276,738
EPAM Systems, Inc.(b)	1,006	188,122
F5, Inc.(b)	668	159,759
First Solar, Inc.(b)	1,162	317,133
Flex Ltd.(b)	14,501	857,154
Fortinet, Inc.(b)	2,525	204,853
Gartner, Inc.(b)	558	129,869
Gen Digital, Inc.	9,750	257,108
GoDaddy, Inc., Class A(b)	1,351	172,739
Hewlett Packard Enterprise Co.	59,975	1,311,653
HP, Inc.	35,127	857,801
Insight Enterprises, Inc.(b)(c)	1,259	108,992
Intel Corp.(b)	147,976	6,001,907
International Business Machines Corp.	10,271	3,169,425
Intuit, Inc.	1,939	1,229,481
Jabil, Inc.	3,986	839,890
Keysight Technologies, Inc.(b)	1,686	333,744
KLA Corp.	926	1,088,485
Kyndryl Holdings, Inc.(b)	5,272	136,176
Lam Research Corp.	12,895	2,011,620
Marvell Technology, Inc.	8,243	736,924
Microchip Technology, Inc.	7,691	412,084
Micron Technology, Inc.	16,383	3,874,252
Microsoft Corp.	43,087	21,199,235
Motorola Solutions, Inc.	982	363,026
NetApp, Inc.	3,677	410,206
NVIDIA Corp.	71,563	12,666,651
Okta, Inc.(b)(c)	1,431	114,952
ON Semiconductor Corp.(b)	9,506	477,581
Oracle Corp.	10,324	2,084,932
Palo Alto Networks, Inc.(b)	2,254	428,553
Qnity Electronics, Inc.	5,916	479,728
Qorvo, Inc.(b)	2,483	213,265
QUALCOMM, Inc.	17,841	2,998,894
Ralliant Corp.	1,886	93,112
Roper Technologies, Inc.	913	407,399
Salesforce, Inc.	11,233	2,589,656
Seagate Technology Holdings PLC	1,678	464,286
ServiceNow, Inc.(b)	657	533,753
Skyworks Solutions, Inc.	4,516	297,830
Snowflake, Inc., Class A(b)	2,126	534,136
Synopsys, Inc.(b)	640	267,526
TD SYNNEX Corp.	6,126	934,092
TE Connectivity PLC (Switzerland)	5,454	1,233,422
Teledyne Technologies, Inc.(b)	612	305,706
Texas Instruments, Inc.	7,995	1,345,319
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Trimble, Inc.(b)	2,604	$212,018
Twilio, Inc., Class A(b)	3,704	480,372
VeriSign, Inc.	637	160,518
Western Digital Corp.	5,868	958,420
Workday, Inc., Class A(b)	1,878	404,934
Zoom Communications, Inc., Class A(b)	4,702	399,482
		144,092,171
Materials-3.21%
Air Products and Chemicals, Inc.	2,839	741,121
Albemarle Corp.	4,952	643,710
Alcoa Corp.	7,639	318,852
Amcor PLC	40,195	342,461
Avery Dennison Corp.	1,297	223,564
Ball Corp.	7,649	378,855
Celanese Corp.	6,318	263,145
CF Industries Holdings, Inc.	5,628	442,924
Cleveland-Cliffs, Inc.(b)	59,758	779,244
Commercial Metals Co.	4,953	315,902
Corteva, Inc.	13,033	879,337
Crown Holdings, Inc.	2,837	274,707
Dow, Inc.	42,308	1,009,046
DuPont de Nemours, Inc.	11,833	470,598
Eastman Chemical Co.	4,099	254,466
Ecolab, Inc.	2,227	612,781
FMC Corp.(c)	4,413	63,062
Freeport-McMoRan, Inc.	28,392	1,220,288
Graphic Packaging Holding Co.(c)	9,699	156,930
International Flavors & Fragrances, Inc.	6,504	451,898
International Paper Co.	10,309	406,999
Linde PLC	5,283	2,167,721
LyondellBasell Industries N.V., Class A	14,352	703,104
Martin Marietta Materials, Inc.	672	418,817
Mosaic Co. (The)	13,956	341,782
Newmont Corp.	23,903	2,168,719
Nucor Corp.	11,089	1,768,585
Olin Corp.	9,746	205,641
Packaging Corp. of America	1,458	297,534
PPG Industries, Inc.	4,864	486,595
Reliance, Inc.	1,668	465,906
RPM International, Inc.	1,862	199,699
Sherwin-Williams Co. (The)	2,188	751,994
Solstice Advanced Materials, Inc.(b)	1,990	94,883
Sonoco Products Co.	3,681	155,228
Steel Dynamics, Inc.	4,632	777,389
Ternium S.A., ADR (Mexico)	22,045	811,917
Vulcan Materials Co.	1,266	376,306
		22,441,710
Real Estate-0.48%
CBRE Group, Inc., Class A(b)	4,525	732,281
CoStar Group, Inc.(b)	2,301	158,309
Equinix, Inc.	670	504,718
Host Hotels & Resorts, Inc.	18,030	317,869
	Shares	Value
Real Estate-(continued)
Iron Mountain, Inc.	2,804	$242,125
Jones Lang LaSalle, Inc.(b)	1,444	470,296
Public Storage	1,920	527,117
SBA Communications Corp., Class A	946	183,779
Weyerhaeuser Co.	10,918	242,489
		3,378,983
Utilities-1.16%
AES Corp. (The)	32,648	459,031
CMS Energy Corp.	5,734	432,573
Consolidated Edison, Inc.	8,173	820,242
Constellation Energy Corp.	1,161	423,022
DTE Energy Co.	4,597	629,927
Exelon Corp.	27,337	1,288,119
FirstEnergy Corp.	14,508	692,322
National Fuel Gas Co.	2,059	169,765
NRG Energy, Inc.	4,064	688,807
OGE Energy Corp.	4,699	215,120
PPL Corp.	15,518	572,614
Southwest Gas Holdings, Inc.	2,787	231,460
Talen Energy Corp.(b)	880	346,958
UGI Corp.	7,627	301,648
Vistra Corp.	4,528	809,878
		8,081,486
Total Common Stocks & Other Equity Interests (Cost $596,014,431)		698,877,480
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $228,111)	228,111	228,111
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $596,242,542)		699,105,591
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.90%
Invesco Private Government Fund, 4.00%(d)(e)(f)	3,781,870	3,781,870
Invesco Private Prime Fund, 4.12%(d)(e)(f)	9,561,383	9,564,251
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,346,161)		13,346,121
TOTAL INVESTMENTS IN SECURITIES-101.72% (Cost $609,588,703)		712,451,712
OTHER ASSETS LESS LIABILITIES-(1.72)%		(12,078,293)
NET ASSETS-100.00%		$700,373,419
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Ltd.	$571,044	$12,907	$(8,559)	$63,806	$2,957	$642,155	$5,515
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	287,957	4,143,901	(4,203,747)	-	-	228,111	4,432
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,596,480	8,025,367	(8,839,977)	-	-	3,781,870	41,731 *
Invesco Private Prime Fund	12,115,901	18,072,350	(20,623,729)	(856)	585	9,564,251	112,271 *
Total	$17,571,382	$30,254,525	$(33,676,012)	$62,950	$3,542	$14,216,387	$163,949

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Bloomberg Pricing Power ETF
Investments in Securities
Common Stocks & Other Equity Interests	$192,598,473	$-	$-	$192,598,473
Money Market Funds	97,542	11,194,015	-	11,291,557
Total Investments	$192,696,015	$11,194,015	$-	$203,890,030
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$698,877,480	$-	$-	$698,877,480
Money Market Funds	228,111	13,346,121	-	13,574,232
Total Investments	$699,105,591	$13,346,121	$-	$712,451,712